Term Deposits	12 Months Ended
Mar. 31, 2020
Term Deposit [Abstract]
Term Deposits
24)	TERM DEPOSITS

	As at March 31
Particulars	2019	2020
Term deposits	134,133	38,030
Total	134,133	38,030
Non-current	139	207
Current	133,994	37,823
Total	134,133	38,030

As of March 31, 2020, term deposits with banks include USD 90 (March 31, 2019: USD 90) against which mainly letters of credit have been issued to various airlines.

As of March 31, 2020, term deposits include USD 1,402 (March 31, 2019: USD 1,687) pledged with banks against bank guarantees, bank overdraft facility and other facilities.